FINANCE COSTS—NET (Details)	1 Months Ended						12 Months Ended
	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)
Analysis of income and expense [line items]
Interest expense on borrowings							€ (91,000,000)	€ (103,000,000)	€ (122,000,000)
Interest expense on leases							(10,000,000)	(14,000,000)	(10,000,000)
Interest cost on pension and other benefits							(11,000,000)	(9,000,000)	(11,000,000)
Expenses on factoring arrangements							(15,000,000)	(9,000,000)	(10,000,000)
Net loss on settlement of debt							0	(27,000,000)	0
Realized and unrealized (losses) / gains on debt derivatives at fair value							1,000,000	10,000,000	(32,000,000)
Realized and unrealized exchange (losses) / gains on financing activities - net							(1,000,000)	(10,000,000)	37,000,000
Other finance expenses							(5,000,000)	(6,000,000)	(12,000,000)
Capitalized borrowing costs							1,000,000	1,000,000	1,000,000
Finance expenses							(131,000,000)	(167,000,000)	(159,000,000)
Finance costs - net							(131,000,000)	(167,000,000)	(159,000,000)
Redemption of senior notes							192,000,000	€ 1,052,000,000	€ 209,000,000
Nominal value							€ 2,053,000,000
Capitalization rate							5.00%	5.00%	6.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued							€ 79,000,000	€ 92,000,000
Borrowing costs recognised as expense							€ 4,000,000	€ 4,000,000
Senior Unsecured Notes Issued February 2017 and due 2025
Analysis of income and expense [line items]
Redemption of senior notes					€ 536,000,000	$ 650,000,000
Nominal rate					6.625%	6.625%
Borrowing redemption fees					€ 9,000,000
Write off borrowing costs					€ 8,000,000
Senior Unsecured Notes Issued May 2014 and due 2024
Analysis of income and expense [line items]
Redemption of senior notes			€ 328,000,000	$ 400,000,000
Nominal rate			5.75%	5.75%
Borrowing redemption fees			€ 3,000,000
Write off borrowing costs			€ 3,000,000
Senior Unsecured Notes Issued November 2017 and due 2026
Analysis of income and expense [line items]
Redemption of senior notes	€ 177,000,000	$ 200,000,000
Nominal rate	5.875%	5.875%					5.875%
Borrowing redemption fees	€ 3,000,000
Write off borrowing costs	€ 1,000,000
Nominal value		$ 500,000,000					€ 281,000,000			$ 300,000,000